Expense Example	Mar. 11, 2026 USD ($)
T-REX 2X LONG GPCR DAILY TARGET ETF | T-REX 2X LONG GPCR DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG IWC DAILY TARGET ETF | T-REX 2X LONG IWC DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG LITE DAILY TARGET ETF | T-REX 2X LONG LITE DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG PAAS DAILY TARGET ETF | T-REX 2X LONG PAAS DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SNDK DAILY TARGET ETF | T-REX 2X LONG SNDK DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG WLTH DAILY TARGET ETF | T-REX 2X LONG WLTH DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG WVE DAILY TARGET ETF | T-REX 2X LONG WVE DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474